Investments in Associates and Joint Ventures (Details) - Schedule of movement of the investments in joint ventures - Joint Ventures [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in Associates and Joint Ventures (Details) - Schedule of movement of the investments in joint ventures [Line Items]
Opening balance	S/ 8,270	S/ 8,160	S/ 7,483
Equity interest in results	2,832	2,405	2,219
Dividends received	(1,962)	(2,318)	(1,517)
Conversion adjustment	(14)	23	(14)
Impairment of investment			(11)
Final balance	S/ 9,126	S/ 8,270	S/ 8,160